ASSOCIATES AND JOINT ARRANGEMENTS (Details) $ in Thousands			12 Months Ended
	Oct. 13, 2016 ARS ($)	Dec. 17, 2013 USD ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)	Aug. 08, 2017 ARS ($)
Information about associates and arrangements [Abstract]
Purchase of fixed assets			$ 1,308,560	$ 596,109	$ 401,980
UT [Member]
Information about associates and arrangements [Abstract]
Revenues to be generated by UT			$ 946,000
Maximum execution period of the UT works			365 days
Guarantee period from the provisional reception of the UT Works			18 months
Link [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership			49.00%
Link [Member] | Dinarel S.A. [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership			51.00%
TGU [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership			49.00%
TGU [Member] | Petrobras Argentina [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership			51.00%
EGS [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership			49.00%
Purchase of fixed assets		$ 350,000
Distribution of dividend in kind	$ 4,673
EGS [Member] | TGU [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership			51.00%
CTG [Member]
Information about associates and arrangements [Abstract]
Cash payments for acquisition						$ 100